UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2009

Date of reporting period:  August 31, 2008

Item 1. Schedule of Investments.

Schedule of Investments
August 31, 2008 (Unaudited)
Cookson Peirce Core Equity Fund

			Shares	Value
COMMON STOCKS - 99.66%
Biotechnology - 10.90%
Celgene Corp. (a)			11,680	$809,424
Martek Biosciences Corp. (a)			22,700	758,407
Sequenom, Inc. (a)			35,500	806,915
				2,374,746
Chemicals - 8.76%
Airgas, Inc.			12,100	716,804
Calgon Carbon Corp. (a)			55,800	1,190,214
				1,907,018
Commercial Services & Supplies - 5.06%
Tetra Tech, Inc. (a)			38,600	1,103,188
Construction & Engineering - 4.40%
Fluor Corp.			11,960	958,355
Containers & Packaging - 4.53%
Crown Holdings, Inc. (a)			35,600	987,544
Electrical Equipment - 6.41%
American Superconductor Corp. (a)			25,600	628,992
II-VI Incorporated (a)			17,500	768,425
				1,397,417
Energy Equipment & Services - 3.80%
Helmerich & Payne, Inc.			14,500	828,240
Food Products - 3.03%
Cal-Maine Foods, Inc.			16,700	659,483
Health Care Equipment & Supplies - 4.07%
Intuitive Surgical, Inc. (a)			3,000	885,810
Health Care Providers & Services - 5.07%
Express Scripts, Inc. (a)			15,050	1,104,821
Internet Software & Services - 2.77%
Ariba, Inc. (a)			41,000	603,930
Machinery - 12.28%
Flowserve Corp.			7,010	926,161
Joy Global Inc.			10,700	760,128
SPX Corp.			8,300	989,775
				2,676,064
Metals & Mining - 3.91%
United States Steel Corp.			6,400	851,648
Oil, Gas & Consumable Fuels - 3.44%
Cimarex Energy Co.			13,500	749,790
Road & Rail - 7.46%
CSX Corp.			14,000	905,520
Kansas City Southern (a)			14,000	720,020
				1,625,540
Software - 13.77%
Activision Blizzard, Inc. (a)			32,000	1,050,240
Ansys, Inc. (a)			23,900	1,059,965
Parametric Technology Corp. (a)			44,300	889,544
				2,999,749
TOTAL COMMON STOCKS (Cost $18,346,793)				$21,713,343
			Principal
			Amount	Value
SHORT TERM INVESTMENTS - 0.39%
Money Market Funds - 0.39%
The AIM STIT Liquid Assets Portfolio
2.539%, (b)			$84,479	$84,479
TOTAL SHORT TERM INVESTMENTS (Cost $84,479)				$84,479

Total Investments (Cost $18,431,272) - 100.05%				$21,797,822
Liabilities in Excess of Other Assets - (0.05)%				(11,888)
TOTAL NET ASSETS - 100.00%				$21,785,934

Footnotes

Percentages are stated as a percent of net assets.

(a) Non Income Producing
(b)	Variable rate security; the rate shown reprsents the rate at August 31, 2008.

The cost basis of investments for federal income tax purposes at August 31, 2008 was as follows*:

Cost of investments				$18,431,272
Gross unrealized appreciation				3,943,064
Gross unrealized depreciation				(576,514)
Net unrealized appreciation				$3,366,550

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent annual report.

FAS 157 – Summary of Fair Value Exposure at August 31, 2008

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2008, in valuing the Fund’s investments carried at fair value:

		Level 1 -	Level 2 -	Level 3 -
		Quoted prices in	Significant	Significant
		active markets	other observable	unobservable
Description	Total	for identical assets	inputs	inputs
Assets:
Securities	$ 21,797,822	$ 21,797,822	$ -	$ -
Total	$ 21,797,822	$ 21,797,822	$ -	$ -

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By        /s/ Joseph Neuberger
                  Joseph Neuberger, President

Date                      October 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Trust for Professional Managers

By        /s/ Joseph Neuberger
                  Joseph Neuberger, President

Date                      October 28, 2008

By        /s/ John Buckel
  John Buckel, Treasurer

Date                      October 28, 2008